Invesco ETFs 3500 Lacey Road, Suite 700 Downers Grove, IL 60515

April 3, 2020

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	Invesco Exchange-Traded Fund Trust II (the “Trust”)
1933 Act Registration No. 333-138490
1940 Act Registration No. 811-21977

Ladies and Gentlemen:

On behalf of the Trust, we are transmitting for electronic filing pursuant to Rule 497(e) under the Securities Act of 1933, as amended (the “Securities Act”), exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information contained in the prospectuses dated:

(i)

October 28, 2019, as supplemented on March 19, 2020 and filed pursuant to Rule 497(e) under the Securities Act with respect to Invesco S&P 500 Revenue ETF, Invesco S&P MidCap 400 Revenue ETF, Invesco S&P SmallCap 600 Revenue ETF and Invesco S&P Ultra Dividend Revenue ETF;

(ii)

December 20, 2019, as supplemented on March 19, 2020 and filed pursuant to Rule 497(e) under the Securities Act with respect to Invesco DWA SmallCap Momentum ETF, Invesco KBW Bank ETF, Invesco KBW High Dividend Yield Financial ETF, Invesco KBW Premium Yield Equity REIT ETF, Invesco KBW Property & Casualty Insurance ETF, Invesco KBW Regional Banking ETF, Invesco PureBetaSM MSCI USA ETF, Invesco PureBetaSM MSCI USA Small Cap ETF, Invesco Russell 1000 Enhanced Equal Weight ETF, Invesco Russell 1000 Equal Weight ETF, Invesco Russell 1000 Low Beta Equal Weight ETF, Invesco S&P 500 Enhanced Value ETF, Invesco S&P 500® ex-Rate Sensitive Low Volatility ETF, Invesco S&P 500® High Beta ETF, Invesco S&P 500® High Dividend Low Volatility ETF, Invesco S&P 500® Low Volatility ETF, Invesco S&P 500 Minimum Variance ETF, Invesco S&P 500 Momentum ETF, Invesco S&P MidCap Low Volatility ETF, Invesco S&P SmallCap Consumer Discretionary ETF, Invesco S&P SmallCap Consumer Staples ETF, Invesco S&P SmallCap Energy ETF, Invesco S&P SmallCap Financials ETF, Invesco S&P SmallCap Health Care ETF, Invesco S&P SmallCap High Dividend Low Volatility ETF, Invesco S&P SmallCap Industrials ETF, Invesco S&P SmallCap Information Technology ETF, Invesco S&P SmallCap Low Volatility ETF, Invesco S&P SmallCap Materials ETF, Invesco S&P SmallCap Quality ETF, Invesco S&P SmallCap Utilities & Communication Services ETF, Invesco Solar ETF, Invesco 1-30 Laddered Treasury ETF, Invesco California AMT-Free Municipal Bond ETF, Invesco CEF Income Composite ETF, Invesco Fundamental High Yield® Corporate Bond ETF, Invesco Fundamental Investment Grade Corporate Bond ETF, Invesco National AMT-Free Municipal Bond ETF, Invesco New York AMT-Free Municipal Bond ETF, Invesco Preferred ETF, Invesco PureBetaSM US Aggregate Bond ETF, Invesco Senior Loan ETF, Invesco Taxable Municipal Bond ETF, Invesco Treasury Collateral ETF, Invesco Variable Rate Preferred ETF and Invesco VRDO Tax-Free Weekly ETF; and

(iii)

February 28, 2020, as supplemented on March 19, 2020 and filed pursuant to Rule 497(e) under the Securities Act with respect to Invesco DWA Developed Markets Momentum ETF, Invesco DWA Emerging Markets Momentum ETF, Invesco FTSE International Low Beta Equal Weight ETF, Invesco FTSE RAFI Developed Markets ex-U.S. ETF, Invesco FTSE RAFI Developed Markets ex-U.S. Small-Mid ETF, Invesco FTSE RAFI Emerging Markets ETF, Invesco Global Clean Energy ETF, Invesco Global Water ETF, Invesco International BuyBack Achievers™ ETF, Invesco MSCI Global Timber ETF, Invesco PureBetaSM FTSE Developed ex-North America ETF, Invesco PureBetaSM FTSE Emerging Markets ETF, Invesco S&P Emerging Markets Low Volatility ETF, Invesco S&P Emerging Markets Momentum ETF, Invesco S&P International Developed High Dividend Low Volatility ETF, Invesco S&P International Developed Low Volatility ETF, Invesco S&P International Developed Momentum ETF, Invesco S&P International Developed Quality ETF, Invesco Emerging Markets Sovereign Debt ETF, Invesco Global Short Term High Yield Bond ETF, Invesco International Corporate Bond ETF, Invesco PureBetaSM 0-5 Yr US TIPS ETF, Invesco S&P Global Water Index ETF and Invesco China Technology ETF.

Very truly yours,

Invesco Exchange-Traded Fund Trust II

/s/ Abigail Murray

Abigail Murray

Senior Counsel

Invesco Capital Management LLC

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